ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 31, 2021

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Aptus Drawdown Managed Equity ETF (S000054088)
Aptus Collared Income Opportunity ETF (S000065985)
Aptus Defined Risk ETF (S000062593)
Opus Small Cap Value ETF (S000062252)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Aptus Drawdown Managed Equity ETF, Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, and Opus Small Cap Value ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 31, 2021, and filed electronically as Post-Effective Amendment No. 735 to the Trust’s Registration Statement on Form N‑1A on August 27, 2021.
If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary